CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Limited Partners' Capital Account, Units Issued	30,184,388	30,184,388
General Partners' Capital Account, Units Issued	622,296	622,296